Summary of Material Accounting Policies - Schedule of Subsidiaries (Details)		6 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Australian Oilseeds Pty Ltd. [Member]
Warrants [Line Items]] [Line Items]
Country of Incorporation		Australia
Principal business activities		Investment
Australian Oilseeds Pty Ltd. [Member] | Legal Ownership Twenty Twenty Five [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	100.00%	100.00%
Australian Oilseeds Investments Pty Ltd. [Member]
Warrants [Line Items]] [Line Items]
Legal ownership		82.70%
Country of Incorporation		Australia
Principal business activities		Oilseeds crushing business
Australian Oilseeds Investments Pty Ltd. [Member] | Legal Ownership Twenty Twenty Five [Member]
Warrants [Line Items]] [Line Items]
Legal ownership		82.70%
Cowcumbla Investments Pty Ltd. [Member]
Warrants [Line Items]] [Line Items]
Country of Incorporation		Australia
Principal business activities		Investment
Cowcumbla Investments Pty Ltd. [Member] | Legal Ownership Twenty Twenty Five [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	82.70%	82.70%
Good Earth Oils Pty Ltd [member]
Warrants [Line Items]] [Line Items]
Country of Incorporation		Australia
Principal business activities		Marketing and Distribution
Good Earth Oils Pty Ltd [member] | Legal Ownership Twenty Twenty Five [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	100.00%	100.00%
EDOC Acquisition Corp [Member]
Warrants [Line Items]] [Line Items]
Country of Incorporation		Cayman Islands
Principal business activities		SPAC
EDOC Acquisition Corp [Member] | Legal Ownership Twenty Twenty Five [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	100.00%	100.00%